                                   [GRAPHIC]

                                                   Annual Report August 31, 1999


OPPENHEIMER
ENTERPRISE FUND


                                  [LOGO] OPPENHEIMERFUNDS -REGISTERED TRADEMARK-
                                         THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------


         CONTENTS

          3 President's Letter

          5 An Interview with Your Fund's Manager

          9 Fund Performance

         14 Financial Statements

         36 Independent Auditors' Report

         37 Federal Income Tax Information

         38 Officers and Trustees

         39 OppenheimerFunds Family

         40 Information and Services


THE FUND PERFORMED VERY WELL despite a generally lackluster performance by small cap stocks.

WE SEEK TO CONTROL INTERNET RISK by focusing more on companies that offer products and services to Internet companies, and less on the Internet companies themselves.

THE FUND'S TECHNOLOGY AND FINANCIAL SERVICES STOCKS performed very well, even though these areas had mixed success in the marketplace.


AVERAGE ANNUAL
TOTAL RETURNS
For the 1-Year Period
Ended 8/31/99 *

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
82.34%      71.86%
----------------------


Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
81.14%      76.14%
----------------------


Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
81.22%      80.22%
----------------------


CUMULATIVE
TOTAL RETURNS
For the Period from
4/1/99 to 8/31/99 *

Class Y
Without     With
Sales Chg.  Sales Chg.
----------------------
12.34%      12.34%
----------------------


------------------
NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.
------------------

* See page 12 for further details.


                    2   OPPENHEIMER ENTERPRISE FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

[PHOTO]

BRIDGET A. MACASKILL
PRESIDENT
OPPENHEIMER
ENTERPRISE FUND

In many ways, the 1999 investment environment has, so far, unfolded as many expected it would, producing both attractive opportunities and formidable challenges for investors.

     On the economic front, early worries about the effects of global weakness in the wake of last year's credit and currency crises have abated. Instead, as many economies around the world begin to strengthen, concerns now center around whether the U.S. economy may be growing too quickly. Throughout the year, consumers in the United States have continued to spend and borrow heavily, more than offsetting any temporary slowdown in the industrial and export sectors.

     The economy's strength has not gone unnoticed by the nation's monetary policymakers. In an effort to ward off emerging inflationary pressures, the Federal Reserve Board increased short-term interest rates this past summer.

     Market reaction to robust economic growth has been mixed. The U.S. bond market has generally declined, as fixed income investors became increasingly concerned about the effects of rising interest rates.

     In the stock market, the performance of large- capitalization growth stocks, which has driven the market's advance over the past few years, has begun to moderate, and many previously out-of-favor value-oriented mid-cap and small-cap stocks have rallied. At the same time, a healthy percentage of actively managed, diversified portfolios have once again begun to outperform unmanaged stock indices such as Standard & Poor's 500.

     At OppenheimerFunds, we applaud the Fed's pre-emptive strike against inflation. In our view, history has repeatedly demonstrated that most financial assets do best in a low-inflation environment. What's more, we believe that the move to higher interest rates should be temporary.


                    3   OPPENHEIMER ENTERPRISE FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

One recent development IS quite troublesome to us however: the increasing popularity of "day trading" among individuals seeking to make fast money in a volatile stock market. In our opinion, day trading is not investing, it is gambling. Experience proves that without extensive research and analysis, attempting to time short-term price swings is a fool's errand. Instead, we continue to encourage investors to maintain a long-term perspective that is measured in years, not days.

     Finally, while we remain alert to the potential impact of the Y2K issue, we are encouraged by the progress made in addressing the matter. At OppenheimerFunds, our shareholder accounting systems are already Y2K compliant, and we have successfully participated in all required industrywide tests. We intend to continue retesting our systems in order to help further protect against any potential problems. After all, whether in our computer accounting systems or the financial markets, managing risk is an important part of what makes OppenheimerFunds THE RIGHT WAY TO INVEST.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
September 22, 1999


                    4   OPPENHEIMER ENTERPRISE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

A. Simply put, Oppenheimer Enterprise Fund had a very good year, despite small-cap stocks, in general, continuing to underperform larger capitalization stocks over most of the period. In the spring of 1999, however, small-cap stocks outperformed. It is too early to know whether this is a trend that will continue. We remain optimistic based upon very attractive relative valuations.

[PHOTO]
PORTFOLIO MANAGEMENT TEAM (L TO R)
Jay Tracey
(Portfolio Manager)
Jayne Stevlingson

WHAT FACTORS CONTRIBUTED TO THE FUND'S OUTSTANDING PERFORMANCE?

The single most important reason was the Fund's emphasis on technology. While technology was not the best performing sector for the overall market during the period, many of the Fund's holdings performed very well based on strong earnings growth. These tended to be very specialized businesses involved in such areas as computer software for large corporations (Micromuse, Inc.), state-of-the-art semiconductor devices (hi/fn, inc.) and telecommunications (Proxim, Inc.). We continue to be enthusiastic about technology, the most dynamic sector of the U.S. stock market.

     Another strong performing area for the Fund was financial services, which, like technology, was not a top-performing sector for the market as a whole. Generally, a rising interest rate environment is not good for banks because it reduces borrowing demand. In addition, higher interest rates can also create a sluggish stock market environment, which makes it difficult for brokerage firms to grow. However, as is often the case with small-cap stocks, individual company dynamics were able to override group influences. In addition, the Fund's most successful financial services companies were quick to pick up on the opportunity to sell financial services online. And their stock prices were rewarded substantially for doing so.


                    5   OPPENHEIMER ENTERPRISE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

WHAT IS YOUR INTERNET-STOCK STRATEGY?

We have worked to manage our Internet exposure by dividing it into two categories: direct Internet and indirect Internet. A direct Internet, or "dot-com" company, is one whose entire business model is based on the Internet and is, therefore, completely reliant on the Internet's growth. An indirect Internet company might sell products or services that support a direct Internet business. Both groups benefit from the growth of the Internet but there's typically more risk in the pure dot-com companies. Therefore, the Fund emphasized indirect Internet stocks.

----------------------------------------
"THE SINGLE MOST IMPORTANT REASON THAT
THE FUND OUTPERFORMED ITS BENCHMARK
WAS ITS EMPHASIS ON TECHNOLOGY."
----------------------------------------

     Another way the Fund attempts to control Internet risk is through diversification. That is, we invest small amounts of money in a large portfolio of companies, rather than devoting a significant amount of the Fund to only a few Internet stocks. For the Fund, and the market as whole, Internet stocks performed very well for the fiscal year, although they cooled off significantly after mid-April as investors took profits.

HAVE ANY AREAS PROVEN DISAPPOINTING FOR THE FUND?

One general factor that hurt the Fund's performance is that this is essentially a small-cap growth fund. During the second quarter of 1999, and continuing into the summer, stocks in such cyclical industries as basic manufacturing, energy and commodities performed better overall than stocks in many growth areas such as healthcare, and consumer products and services.


                    6   OPPENHEIMER ENTERPRISE FUND

AVERAGE ANNUAL
TOTAL RETURNS
For the Periods Ended 9/30/99(1)

Class A         Since
1-Year          Inception
---------------------------
62.31%          33.47%


Class B         Since
1-Year          Inception
---------------------------
66.02%          34.20%


Class C         Since
1-Year          Inception
---------------------------
70.20%          34.54%

---------------------------


CUMULATIVE
TOTAL RETURNS
For the Period from 4/1/99
to 9/30/99(1)

                Since
                Inception
---------------------------
Class Y         17.01%
---------------------------

More specifically, our investments in the for-profit education area were generally weak. Although the actual enrollment growth of these companies was very healthy, it proved disappointing relative to some analysts' aggressive expectations. We remain optimistic about this sector, particularly about those companies that specialize in continuing education within the technology field. In our opinion, they keep up with technology's rapid rate of change much better than the traditional not-for-profit schools.

     The Fund's performance was also negatively affected by being underinvested in the energy sector, which performed very well, especially when oil prices rebounded in early 1999. The performance of energy stocks is largely driven by the direction of oil prices, a very unpredictable variable. In general, we tend to avoid companies whose sales and earnings are heavily influenced by the price of unpredictable commodities such as oil, copper and aluminum.

WHAT IS YOUR OUTLOOK FOR THE FUND OVER THE COMING MONTHS?

Over the past few years, large-cap companies have done a great job of producing strong earnings growth. If small-cap company earnings can match this growth rate--on top of their relatively low stock prices--they will enjoy a definite advantage.


1. See page 12 for further details.


                    7   OPPENHEIMER ENTERPRISE FUND

However, regardless of how small-cap stocks perform as a group, we will continue to search for attractively valued companies that consistently demonstrate strong earnings growth and superior fundamentals, which is what makes Oppenheimer Enterprise Fund an important part of THE RIGHT WAY TO INVEST.

SECTOR ALLOCATION(2)

[PIE CHART]

/ / Technology        46.3%
/ / Capital Goods     10.3
/ / Consumer
    Cyclicals         10.3
/ / Financial          8.7
/ / Healthcare         8.2
/ / Consumer
    Staples            8.2
/ / Communication
    Services           6.8
/ / Energy             1.2


 TOP 5 INDUSTRIES(2)
 ------------------------------------------------------------
 Computer Software                                    19.7%
 ------------------------------------------------------------
 Computer Services                                    12.9
 ------------------------------------------------------------
 Computer Hardware                                     7.7
 ------------------------------------------------------------
 Industrial Services                                   6.7
 ------------------------------------------------------------
 Electronics                                           6.1
 ------------------------------------------------------------

 TOP 10 STOCK HOLDINGS(2)
 ------------------------------------------------------------
 Corporate Executive Board Co.                         2.7%
 ------------------------------------------------------------
 Advent Software, Inc.                                 2.1
 ------------------------------------------------------------
 Micromuse, Inc.                                       1.9
 ------------------------------------------------------------
 Legato Systems, Inc.                                  1.7
 ------------------------------------------------------------
 Alpha Industries, Inc.                                1.7
 ------------------------------------------------------------
 BindView Development Corp.                            1.7
 ------------------------------------------------------------
 Creditrust Corp.                                      1.7
 ------------------------------------------------------------
 Renal Care Group, Inc.                                1.7
 ------------------------------------------------------------
 Proxim, Inc.                                          1.6
 ------------------------------------------------------------
 hi/fn, inc.                                           1.6
 ------------------------------------------------------------

2. Portfolio is subject to change. Percentages are as of August 31, 1999, and are based on total market value of common stock.


                    8   OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION, BY THE MANAGER, OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 1999, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX AND TO A SECTOR INDEX.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. For the fiscal year that ended August 31, 1999, Oppenheimer Enterprise Fund outperformed its benchmark, the Russell 2000 Index. The Fund's continued emphasis on technology, the most dynamic area of the U.S. stock market, was a principal factor in its strong performance. In addition, the Fund benefited from its holdings in financial services companies that have begun to offer their services online. Because Internet stocks are very volatile, we are focusing more on companies that supply products and services to Internet companies, and investing less in pure Internet companies themselves. In addition, we have broadly diversified our Internet-related portfolio. Both of these steps allow the Fund to benefit from the growth of the Internet while limiting risk. The Fund's portfolio holdings, allocation and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment for Class A, B and C shares of the Fund from the inception date of November 7, 1995, and Class Y shares from the inception date of April 1, 1999 held until the Fund's fiscal year-end August 31, 1999. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares. The graphs reflect the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge on Class B and Class C shares.

     The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of "mid-capitalization" stocks.

     Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown.


                    9   OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------


CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Enterprise Fund (Class A),
S&P 500 and Russell 2000

[GRAPH]

Oppenheimer Enterprise Fund Class A          $29,588
S&P 500                                      $24,290
Russell 2000                                 $15,207


AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 8/31/99(1)
1-YEAR   71.86%     LIFE   32.87%


CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Enterprise Fund (Class B),
S&P 500 and Russell 2000

[GRAPH]

Oppenheimer Enterprise Fund Class B          $30,227
S&P 500                                      $24,290
Russell 2000                                 $15,207


AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 8/31/99(1)
1-YEAR   76.14%     LIFE    33.62%

The performance information for the S&P 500 Index and the Russell 2000 Index begins on 10/31/95 for Class A, B and C, and 3/31/99 for Class Y.


                   10   OPPENHEIMER ENTERPRISE FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Enterprise Fund (Class C),
S&P 500 and Russell 2000

[GRAPH]

Oppenheimer Enterprise Fund Class C          $30,541
S&P 500                                      $24,290
Russell 2000                                 $15,207


AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 8/31/99(1)
1-YEAR   80.22%     LIFE    33.98%


CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Enterprise Fund (Class Y),
S&P 500 and Russell 2000

[GRAPH]

Oppenheimer Enterprise Fund Class Y          $11,234
S&P 500                                      $10,822
Russell 2000                                 $10,319


CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 8/31/99(1)
LIFE    12.34%

1. See page 12 for further details.
Past performance is not predictive of future performance. Graphs are not drawn to the same scale.


                   11   OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE, www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.

CLASS A. The inception date of the Fund was 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge. The ending account value shown in the graph is net of the applicable 3% contingent deferred sales charge.

CLASS C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.


                   12   OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
                                                            FINANCIALS








--------------------------------------------------------------------------------


                   13   OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  August 31, 1999
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--77.4%
--------------------------------------------------------------------------------
 CAPITAL GOODS--8.1%
--------------------------------------------------------------------------------
 Aerospace/Defense--0.4%
 Armor Holdings, Inc.(1)                                 250,000    $ 2,343,750
--------------------------------------------------------------------------------
 Industrial Services--5.2%
 Coinstar, Inc.(1)                                       200,000      4,625,000
--------------------------------------------------------------------------------
 Corporate Executive Board Co.(1)                        350,000     12,293,750
--------------------------------------------------------------------------------
 Labor Ready, Inc.(1)                                    225,000      3,614,062
--------------------------------------------------------------------------------
 Rainbow Rentals, Inc.(1)                                220,000      2,310,000
--------------------------------------------------------------------------------
 Source Information Management Co. (The)(1)              220,000      3,052,500
--------------------------------------------------------------------------------
 Waste Connections, Inc.(1)                              225,000      4,851,562
                                                                    ------------
                                                                     30,746,874

--------------------------------------------------------------------------------
 MANUFACTURING--2.5%
 AstroPower, Inc.(1)                                     200,000      2,900,000
--------------------------------------------------------------------------------
 Koala Corp.(1,2)                                        205,000      5,765,625
--------------------------------------------------------------------------------
 SLI, Inc.(1)                                            242,700      5,946,150
                                                                    ------------
                                                                     14,611,775

--------------------------------------------------------------------------------
 COMMUNICATION SERVICES--5.2%
--------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--4.0%
 Advanced Fibre Communications, Inc.(1)                  200,000      3,262,500
--------------------------------------------------------------------------------
 Brocade Communications Systems, Inc.(1)                  20,000      3,762,500
--------------------------------------------------------------------------------
 Clarent Corp.(1)                                        130,000      4,322,500
--------------------------------------------------------------------------------
 Inet Technologies, Inc.(1)                              100,000      3,106,250
--------------------------------------------------------------------------------
 Latitude Communications, Inc.(1)                        120,200      1,675,287
--------------------------------------------------------------------------------
 MGC Communications, Inc.(1)                             291,700      6,709,100
--------------------------------------------------------------------------------
 Paradyne Networks, Inc.(1)                               26,600      1,172,062
                                                                    ------------
                                                                     24,010,199

--------------------------------------------------------------------------------
 TELECOMMUNICATIONS: WIRELESS--1.2%
 Proxim, Inc.(1)                                         150,000      7,312,500
--------------------------------------------------------------------------------
 CONSUMER CYCLICALS--8.0%
--------------------------------------------------------------------------------
 Consumer Services--0.5%
 Cornell Corrections, Inc.(1)                            180,000      2,857,500
--------------------------------------------------------------------------------
 Leisure & Entertainment--2.5%
 Championship Auto Racing Teams, Inc.(1)                  80,000      2,655,000
--------------------------------------------------------------------------------
 Cheap Tickets, Inc.(1)                                   77,800      2,878,600
--------------------------------------------------------------------------------
 Handleman Co.(1)                                        400,000      5,300,000
--------------------------------------------------------------------------------
 JAKKS Pacific, Inc.(1)                                  140,000      4,235,000
                                                                    ------------
                                                                     15,068,600


                         14 OPPENHEIMER ENTERPRISE FUND

                                                                   MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 MEDIA--0.7%
 Tweeter Home Entertainment Group, Inc.(1)               120,000    $ 4,035,000
--------------------------------------------------------------------------------
 RETAIL: SPECIALTY--3.4%
 David's Bridal, Inc.(1)                                 433,700      3,971,066
--------------------------------------------------------------------------------
 Factory 2-U Stores, Inc.(1)                             200,000      5,712,500
--------------------------------------------------------------------------------
 Pantry, Inc. (The)(1)                                   246,400      3,542,000
--------------------------------------------------------------------------------
 School Specialty, Inc.(1)                               130,300      1,612,462
--------------------------------------------------------------------------------
 Ticketmaster Online-CitySearch, Inc., Cl. B(1)          100,000      2,562,500
--------------------------------------------------------------------------------
 Yankee Candle (The), Inc.(1)                            145,800      2,597,062
                                                                    ------------
                                                                     19,997,590

--------------------------------------------------------------------------------
 TEXTILE/APPAREL & HOME FURNISHINGS--0.9%
 Cutter & Buck, Inc.(1)                                  226,800      2,948,400
--------------------------------------------------------------------------------
 Quicksilver, Inc.(1)                                    150,000      2,587,500
                                                                    ------------
                                                                      5,535,900

--------------------------------------------------------------------------------
 CONSUMER STAPLES--6.4%
--------------------------------------------------------------------------------
 BROADCASTING--2.5%
 Cumulus Media, Inc., Cl. A(1)                           200,000      5,575,000
--------------------------------------------------------------------------------
 Insight Communications Co., Inc.(1)                     147,000      4,005,750
--------------------------------------------------------------------------------
 New Frontier Media, Inc.(1)                             400,000      2,712,500
--------------------------------------------------------------------------------
 Wink Communications, Inc.(1)                             58,500      2,383,875
                                                                    ------------
                                                                     14,677,125

--------------------------------------------------------------------------------
 EDUCATION--1.9%
 Argosy Education Group, Inc., Series A(1,2)             400,000      3,000,000
--------------------------------------------------------------------------------
 Career Education Corp.(1)                               140,000      3,640,000
--------------------------------------------------------------------------------
 Corinthian Colleges, Inc.(1)                            222,000      4,564,875
                                                                    ------------
                                                                     11,204,875

--------------------------------------------------------------------------------
 ENTERTAINMENT--1.3%
 Buca, Inc.(1)                                           250,000      2,937,500
--------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.(1)                      150,000      3,300,000
--------------------------------------------------------------------------------
 Rubio's Restaurants, Inc.(1)                             58,800        646,800
--------------------------------------------------------------------------------
 Silver Diner, Inc.(1,2)                                  80,000         70,000
--------------------------------------------------------------------------------
 Silver Diner, Inc.(1,2,3)                               750,000        623,437
                                                                    ------------
                                                                      7,577,737


                         15 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                        SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD--0.7%
 Balance Bar Co.(1)                                      300,000    $ 1,631,250
--------------------------------------------------------------------------------
 Diedrich Coffee, Inc.(1)                                500,000      2,468,750
                                                                    ------------
                                                                      4,100,000

--------------------------------------------------------------------------------
 ENERGY--0.9%
--------------------------------------------------------------------------------
 ENERGY SERVICES--0.7%
 FX Energy, Inc.(1)                                      470,000      3,319,375
--------------------------------------------------------------------------------
 FX Energy, Inc.(1,3)                                    130,000        872,219
                                                                    ------------
                                                                      4,191,594

--------------------------------------------------------------------------------
 Oil: Domestic--0.2%
 EEX Corp.(1)                                            300,000      1,425,000
--------------------------------------------------------------------------------
 FINANCIAL--6.7%
--------------------------------------------------------------------------------
 BANKS--2.7%
 First International Bancorp, Inc.                       250,000      2,500,000
--------------------------------------------------------------------------------
 Investors Financial Services Corp.                      100,000      3,662,500
--------------------------------------------------------------------------------
 Labrance & Co., Inc.(1)                                 487,300      6,944,025
--------------------------------------------------------------------------------
 Prism Financial Corp.(1)                                160,000      3,160,000
                                                                    ------------
                                                                     16,266,525

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--2.7%
 Creditrust Corp.(1)                                     300,000      7,800,000
--------------------------------------------------------------------------------
 MicroFinancial, Inc.                                    586,000      6,262,875
--------------------------------------------------------------------------------
 Resource America, Inc., Cl. A                           220,000      2,200,000
                                                                    ------------
                                                                     16,262,875

--------------------------------------------------------------------------------
 INSURANCE--1.3%
 Advance Paradigm, Inc.(1)                                80,000      4,240,000
--------------------------------------------------------------------------------
 Scottish Annuity & Life Holdings Ltd.                   350,000      3,412,500
                                                                    ------------
                                                                      7,652,500

--------------------------------------------------------------------------------
 HEALTHCARE--6.3%
--------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--2.2%
 Lynx Therapeutics, Inc.(1)                              250,000      3,234,375
--------------------------------------------------------------------------------
 Syncor International Corp.(1)                           200,000      7,200,000
--------------------------------------------------------------------------------
 Ventana Medical Systems, Inc.(1)                        150,000      2,400,000
                                                                    ------------
                                                                     12,834,375


                         16 OPPENHEIMER ENTERPRISE FUND

                                                                    MARKET VALUE
                                                         SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTHCARE/SUPPLIES & SERVICES--4.1%
 Colorado MEDtech, Inc.(1)                               150,000    $ 2,868,750
--------------------------------------------------------------------------------
 EP MedSystems, Inc.(1,2)                                600,000      1,800,000
--------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc.(1)                        122,300      1,681,625
--------------------------------------------------------------------------------
 InfoCure Corp.(1)                                       130,000      2,502,500
--------------------------------------------------------------------------------
 NovaMed Eyecare, Inc.(1)                                292,300      2,904,731
--------------------------------------------------------------------------------
 Polartechnics Ltd.(1)                                   500,000      1,099,101
--------------------------------------------------------------------------------
 Priority Healthcare Corp., Cl. B(1)                     150,000      4,218,750
--------------------------------------------------------------------------------
 Renal Care Group, Inc.(1)                               400,000      7,650,000
                                                                    ------------
                                                                     24,725,457

--------------------------------------------------------------------------------
 TECHNOLOGY--35.8%
--------------------------------------------------------------------------------
 COMPUTER HARDWARE--5.9%
 3DO Co. (The)(1)                                        285,000      2,297,812
--------------------------------------------------------------------------------
 Apex, Inc.(1)                                           150,000      4,978,125
--------------------------------------------------------------------------------
 Com21, Inc.(1)                                          130,000      2,340,000
--------------------------------------------------------------------------------
 Creo Products, Inc.(1)                                  194,600      4,244,712
--------------------------------------------------------------------------------
 Echelon Corp.(1)                                        550,000      3,953,125
--------------------------------------------------------------------------------
 Extreme Networks, Inc.(1)                                50,000      3,196,875
--------------------------------------------------------------------------------
 Gadzoox Networks, Inc.(1)                                35,400      3,199,275
--------------------------------------------------------------------------------
 Javelin Systems, Inc.(1)                                350,000      3,762,500
--------------------------------------------------------------------------------
 Juniper Networks, Inc.(1)                                11,300      2,316,500
--------------------------------------------------------------------------------
 Maxwell Technologies, Inc.(1)                           100,000      2,212,500
--------------------------------------------------------------------------------
 Redback Networks, Inc.(1)                                27,000      2,902,500
                                                                    ------------
                                                                     35,403,924

--------------------------------------------------------------------------------
 COMPUTER SERVICES--10.0%
 AppNet Systems, Inc.(1)                                 150,000      2,193,750
--------------------------------------------------------------------------------
 BackWeb Technologies Ltd.(1)                             55,000      1,240,937
--------------------------------------------------------------------------------
 Braun Consulting, Inc.(1)                               389,100      4,255,781
--------------------------------------------------------------------------------
 Commerce One, Inc.(1)                                    53,500      2,400,812
--------------------------------------------------------------------------------
 Emulex Corp.(1)                                          25,000      1,723,437
--------------------------------------------------------------------------------
 F5 Networks, Inc.(1)                                     45,000      3,051,562
--------------------------------------------------------------------------------
 Interactive Pictures Corp.(1)                           146,000      2,920,000
--------------------------------------------------------------------------------
 iXL Enterprises, Inc.(1)                                 90,500      2,228,563


                         17 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                         SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMPUTER SERVICES Continued
 MEDE AMERICA Corp.(1)                                   200,000    $ 4,575,000
--------------------------------------------------------------------------------
 MedQuist, Inc.(1)                                       150,000      5,221,875
--------------------------------------------------------------------------------
 MyPoints.com, Inc.(1)                                   146,100      2,027,138
--------------------------------------------------------------------------------
 nFront, Inc.(1)                                          70,000        927,500
--------------------------------------------------------------------------------
 OneSource Information Services, Inc.(1)                 317,500      2,559,844
--------------------------------------------------------------------------------
 Online Resources & Communications Corp.(1)              100,000      1,787,500
--------------------------------------------------------------------------------
 Packeteer, Inc.(1)                                       82,600      3,045,875
--------------------------------------------------------------------------------
 Quotesmith.com, Inc.(1)                                  70,000        778,750
--------------------------------------------------------------------------------
 Salon.com, Inc.(1)                                      267,900      1,557,169
--------------------------------------------------------------------------------
 ShowCase Corp.(1)                                       242,700      2,669,700
--------------------------------------------------------------------------------
 Stamps.com, Inc.(1)                                      65,000      2,226,250
--------------------------------------------------------------------------------
 Student Advantage, Inc.(1)                              216,100      2,593,200
--------------------------------------------------------------------------------
 Tanning Technology Corp.(1)                              98,000      1,715,000
--------------------------------------------------------------------------------
 Viant Corp.(1)                                          100,000      3,800,000
--------------------------------------------------------------------------------
 WatchGuard Technologies, Inc.(1)                        136,200      1,838,700
--------------------------------------------------------------------------------
 WebTrends Corp.(1)                                       65,000      1,998,750
                                                                    ------------
                                                                     59,337,093

--------------------------------------------------------------------------------
 COMPUTER SOFTWARE--15.2%
 A Consulting Team, Inc.(1)                              200,000      1,212,500
--------------------------------------------------------------------------------
 Accrue Software, Inc.(1)                                100,000      1,462,500
--------------------------------------------------------------------------------
 Active Software, Inc.(1)                                141,300      2,455,088
--------------------------------------------------------------------------------
 Activision, Inc.(1)                                     200,000      2,900,000
--------------------------------------------------------------------------------
 Advent Software, Inc.(1)                                200,000      9,825,000
--------------------------------------------------------------------------------
 Agile Software Corp.(1)                                  20,000        995,000
--------------------------------------------------------------------------------
 Allaire Corp.(1)                                         50,000      2,500,000
--------------------------------------------------------------------------------
 Aware, Inc.(1)                                           40,000      1,340,000
--------------------------------------------------------------------------------
 BindView Development Corp.(1)                           368,000      7,866,000
--------------------------------------------------------------------------------
 Brio Technology, Inc.(1)                                200,000      2,825,000
--------------------------------------------------------------------------------
 Catapult Communications Corp.(1)                        150,000      2,306,250
--------------------------------------------------------------------------------
 Concord Communications, Inc.(1)                          50,000      1,845,313
--------------------------------------------------------------------------------
 CyberSource Corp.(1)                                     55,000      1,763,438


                         18 OPPENHEIMER ENTERPRISE FUND

                                                                    MARKET VALUE
                                                         SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
 COMPUTER SOFTWARE Continued
 ESPS, Inc.(1)                                           200,000     $1,825,000
--------------------------------------------------------------------------------
 Exchange Applications, Inc.(1)                          177,000      5,287,875
--------------------------------------------------------------------------------
 Legato Systems, Inc.(1)                                 186,200      8,018,238
--------------------------------------------------------------------------------
 Micromuse, Inc.(1)                                      150,000      8,568,750
--------------------------------------------------------------------------------
 Mission Critical Software, Inc.(1)                       73,000      2,965,625
--------------------------------------------------------------------------------
 NetIQ Corp.(1)                                          146,000      4,380,000
--------------------------------------------------------------------------------
 Optimal Robotics Corp.(1)                               225,000      3,431,250
--------------------------------------------------------------------------------
 Persistance Software, Inc.(1)                           100,000      1,775,000
--------------------------------------------------------------------------------
 Phone.com, Inc.(1)                                       20,000      2,362,500
--------------------------------------------------------------------------------
 Primus Knowledge Solutions, Inc.(1)                     156,200      3,856,188
--------------------------------------------------------------------------------
 Quest Software, Inc.(1)                                  34,100      1,427,938
--------------------------------------------------------------------------------
 SERENA Software, Inc.(1)                                 50,600        711,563
--------------------------------------------------------------------------------
 SilverStream Software, Inc.(1)                           52,300      1,575,538
--------------------------------------------------------------------------------
 TenFold Corp.(1)                                        123,900      3,384,019
--------------------------------------------------------------------------------
 Verity, Inc.(1)                                          40,000      1,950,000
                                                                    ------------
                                                                     90,815,573

--------------------------------------------------------------------------------
 ELECTRONICS--4.7%
 Alpha Industries, Inc.(1)                               140,000      7,971,250
--------------------------------------------------------------------------------
 ATMI, Inc.(1)                                           150,000      4,950,000
--------------------------------------------------------------------------------
 Benchmark Electronics, Inc.(1)                          143,700      5,289,956
--------------------------------------------------------------------------------
 hi/fn, inc.(1)                                           60,000      7,241,250
--------------------------------------------------------------------------------
 InterTAN, Inc.(1)                                       146,200      2,704,700
                                                                    ------------
                                                                     28,157,156
                                                                    ------------
 Total Common Stocks (Cost $364,536,888)                            461,151,497


--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.3%
 Bluestone Software, Inc., $2.72 Cv., Series C(1,3)      367,647      1,000,000
--------------------------------------------------------------------------------
 Cobalt Networks, Inc., $3.70 Cv., Series C(1,3)         250,000        925,000
                                                                    ------------
 Total Preferred Stocks (Cost $1,925,000)                             1,925,000


                         19 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                        FACE       MARKET VALUE
                                                      AMOUNT         SEE NOTE 1
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--24.2%

Repurchase agreement with First Chicago
Capital Markets, 5.41%, dated 8/31/99, to be
repurchased at $72,210,850 on 9/1/99,
collateralized by U.S. Treasury Nts.,
4%-6.375%, 11/30/99-2/28/03, with a value of
$71,561,604, and U.S. Treasury Bills,
9/15/99, with a value of $2,137,961                  $72,200,000  $  72,200,000
--------------------------------------------------------------------------------

Repurchase agreement with Zion First National
Bank, 5.40%, dated 8/31/99, to be repurchased
at $72,210,830 on 9/1/99, collateralized by
U.S. Treasury Bonds, 8%, 11/15/21, with a
value of $4,326,909, and U.S. Treasury Nts.,
5.875%-7%, 2/15/00-2/15/07, with a value of
$69,336,118                                           72,200,000     72,200,000
                                                                   -------------
Total Repurchase Agreements (Cost $144,400,000)                     144,400,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $510,861,888)            101.9%   607,476,497
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (1.9)   (11,707,021)
                                                     ---------------------------
NET ASSETS                                                 100.0%  $595,769,476
                                                     ---------------------------
                                                     ---------------------------





FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 1999. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 1999 amounts to $11,259,062. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    SHARES        GROSS       GROSS            SHARES
                                           AUGUST 31, 1998    ADDITIONS  REDUCTIONS   AUGUST 31, 1999
-----------------------------------------------------------------------------------------------------
Argosy Education Group, Inc., Series A                  --     400,000           --           400,000
Cyberian Outpost, Inc.                             375,000          --      375,000                --
EPMedSystems, Inc.                                 538,500      61,500           --           600,000
Koala Corp.                                             --     205,000           --           205,000
Silver Diner, Inc.                                 830,000          --           --           830,000

3. Identifies issues considered to be illiquid or restricted-See Note 6 of Notes to Financial Statements.


See accompanying Notes to Financial Statements.


                        20 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 1999
--------------------------------------------------------------------------------

ASSETS

Investments, at value (including repurchase agreements
of $144,400,000)--see accompanying statement:
Unaffiliated companies (cost $499,561,928)                                       $ 596,217,435
Affiliated companies (cost $11,299,960)                                             11,259,062
-----------------------------------------------------------------------------------------------
Cash                                                                                     1,689
-----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     2,362,204
Shares of beneficial interest sold                                                   1,651,977
Interest and dividends                                                                  21,493
Other                                                                                    5,634
                                                                                  ------------
Total assets                                                                       611,519,494

-----------------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Investments purchased                                                               14,427,123
Shares of beneficial interest redeemed                                                 750,099
Distribution and service plan fees                                                     218,366
Transfer and shareholder servicing agent fees                                          130,985
Trustees' compensation--Note 1                                                          59,455
Shareholder reports                                                                     47,732
Other                                                                                  116,258
                                                                                  ------------
Total liabilities                                                                   15,750,018

-----------------------------------------------------------------------------------------------
NET ASSETS                                                                        $595,769,476
                                                                                  ------------
                                                                                  ------------

-----------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                  $ 458,781,880
-----------------------------------------------------------------------------------------------
Accumulated net investment loss                                                        (56,295)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions      40,429,282
-----------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies--Note 3                               96,614,609
                                                                                  ------------
Net assets                                                                        $595,769,476
                                                                                  ------------
                                                                                  ------------


       21 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
CLASS A SHARES:

Net asset value and redemption price per share (based on net assets
of $335,681,882 and 12,728,748 shares of beneficial interest outstanding)               $26.37
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                             $27.98
------------------------------------------------------------------------------------------------
CLASS B SHARES:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $189,699,274
and 7,415,520 shares of beneficial interest outstanding)                                $25.58
------------------------------------------------------------------------------------------------
CLASS C SHARES:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $39,082,535
and 1,527,067 shares of beneficial interest outstanding)                                $25.59
------------------------------------------------------------------------------------------------
CLASS Y SHARES:

Net asset value, redemption price and offering price per share (based on
net assets of $31,305,785 and 1,185,443 shares of beneficial interest outstanding)      $26.41


See accompanying Notes to Financial Statements.


                         22 OPPENHEIMER ENTERPRISE FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 1999
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                            $3,053,164
-----------------------------------------------------------------------------------------------
Dividends--unaffiliated                                                                108,562
                                                                               ---------------
Total income                                                                         3,161,726

-----------------------------------------------------------------------------------------------
EXPENSES
Management fees--Note 4                                                               2,310,098
-----------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                423,365
Class B                                                                              1,067,224
Class C                                                                                217,070
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                                672,426
Class B                                                                                380,408
Class C                                                                                 77,013
Class Y                                                                                  4,071
-----------------------------------------------------------------------------------------------
Shareholder reports                                                                    252,459
-----------------------------------------------------------------------------------------------
Registration and filing fees                                                            90,512
-----------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                             27,615
-----------------------------------------------------------------------------------------------
Deferred organization expenses                                                          15,289
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             11,182
-----------------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                                           8,966
-----------------------------------------------------------------------------------------------
Insurance expenses                                                                       4,283
-----------------------------------------------------------------------------------------------
Other                                                                                   39,704
                                                                               ---------------
Total expenses                                                                       5,601,685
Less expenses paid indirectly--Note 1                                                   (9,809)
                                                                               ---------------
Net expenses                                                                         5,591,876

-----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                 (2,430,150)
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments:
  Unaffiliated companies                                                        $   37,525,396
  Affiliated companies                                                               5,629,469
Foreign currency transactions                                                           (2,098)
                                                                               ---------------
Net realized gain                                                                   43,152,767
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                        102,420,707
Translation of assets and liabilities denominated in foreign currencies                141,721
                                                                               ---------------
Net change                                                                         102,562,428
                                                                               ---------------
Net realized and unrealized gain                                                   145,715,195
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $143,285,045
                                                                               ---------------
                                                                               ---------------


See accompanying Notes to Financial Statements.


                         23 OPPENHEIMER ENTERPRISE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                      1999           1998
-----------------------------------------------------------------------------------------------
OPERATIONS

Net investment loss                                                $ (2,430,150)  $ (1,326,655)
-----------------------------------------------------------------------------------------------
Net realized gain                                                    43,152,767     10,331,533
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation               102,562,428    (24,465,371)
                                                                    ---------------------------
Net increase (decrease) in net assets resulting from operations     143,285,045    (15,460,493)

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net realized gain:
Class A                                                              (1,824,954)    (4,786,108)
Class B                                                              (1,123,053)    (2,599,048)
Class C                                                                (228,443)      (542,632)

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase in net assets resulting from beneficial interest transactions--Note 2:
Class A                                                             178,721,558     35,326,895
Class B                                                              97,486,503     26,047,046
Class C                                                              20,439,103      4,821,481
Class Y                                                              32,242,392             --

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
NET ASSETS

Total increase                                                      468,998,151     42,807,141
-----------------------------------------------------------------------------------------------
Beginning of period                                                 126,771,325     83,964,184
                                                                    ---------------------------
End of period (including accumulated net investment losses
of $56,295 and $67,426, respectively)                              $595,769,476   $126,771,325
                                                                    ---------------------------
                                                                    ---------------------------


See accompanying Notes to Financial Statements.


                         24 OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                     1999          1998         1997       1996(1)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $14.72        $16.98       $15.48       $10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.11)         (.14)        (.09)        (.05)
Net realized and unrealized gain (loss)              12.08          (.75)        2.66         5.53
                                                    ----------------------------------------------------
Total income (loss) from investment operations       11.97          (.89)        2.57         5.48
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from net
realized gain                                         (.32)        (1.37)       (1.07)          --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $26.37        $14.72       $16.98       $15.48
                                                    ----------------------------------------------------
                                                    ----------------------------------------------------

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                  82.34%        (5.65)%      17.88%       54.80%

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)          $335,682       $74,456      $52,455      $44,421
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $182,121       $72,059      $42,895      $30,655
Ratios to average net assets:(3)
Net investment income (loss)                         (0.47)%       (0.81)%      (1.18)%      (0.59)%
Expenses                                              1.48%         1.48%(4)     1.50%(4)     1.66%(4)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             134%          182%         142%         156%


1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $577,456,389 and $352,218,600, respectively.


                         25 OPPENHEIMER ENTEPRISE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED AUGUST 31,                     1999          1998         1997      1996(1)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $14.38        $16.75       $15.39       $10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.11)         (.15)        (.18)        (.14)
Net realized and unrealized gain (loss)              11.63          (.85)        2.61         5.53
                                                   -----------------------------------------------------
Total income (loss) from investment operations       11.52         (1.00)        2.43         5.39
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from net
realized gain                                         (.32)        (1.37)       (1.07)          --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $25.58        $14.38       $16.75       $15.39
                                                   -----------------------------------------------------
                                                   -----------------------------------------------------

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                  81.14%        (6.43)%      17.03%       53.90%

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)          $189,699       $43,570      $25,856      $20,606
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $107,124       $39,003      $20,410      $14,123
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income (loss)                         (1.22)%       (1.58)%      (1.96)%      (1.37)%
Expenses                                              2.23%         2.26%(4)     2.27%(4)     2.44%(4)
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             134%          182%         142%         156%

1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $577,456,389 and $352,218,600, respectively.


                         26 OPPENHEIMER ENTEPRISE FUND

                                                                                           CLASS C      CLASS Y
                                                                                              YEAR       PERIOD
                                                                                             ENDED        ENDED
                                                                                        AUGUST 31,   AUGUST 31,
                                                      1999          1998         1997         1996      1999(6)
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                $14.38        $16.74       $15.39       $10.00       $23.51
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          (.10)         (.16)        (.18)        (.14)           7
Net realized and unrealized gain (loss)              11.63          (.83)        2.60         5.53         2.90
                                                    --------------------------------------------------------------
Total income (loss) from investment operations       11.53          (.99)        2.42         5.39         2.90
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
net realized gain                                     (.32)        (1.37)       (1.07)          --           --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $25.59        $14.38       $16.74       $15.39       $26.41
                                                    --------------------------------------------------------------
                                                    --------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                  81.22%        (6.38)%      16.97%       53.90%       12.34%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)           $39,083        $8,746       $5,653       $4,846      $31,306
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $21,790        $7,908       $4,539       $3,472      $11,731
Ratios to average net assets:(3)
Net investment income (loss)                         (1.22)%       (1.58)%      (1.96)%      (1.35)%       0.09%
Expenses                                              2.22%         2.26%(4)     2.27%(4)     2.43%(4)     0.96%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                             134%          182%         142%         156%         134%

1. For the period from November 7, 1995 (commencement of operations) to August 31, 1996.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio reflects the effect of expenses paid indirectly by the Fund.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1999 were $577,456,389 and $352,218,600, respectively.
6. For the period from April 1, 1999 (inception of offering) to August 31,
1999.
7. Less than $0.005 per share.


See accompanying Notes to Financial Statements.


                         27 OPPENHEIMER ENTEPRISE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge on investments up to $1 million. Class B and Class C shares may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) and adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                         28 OPPENHEIMER ENTERPRISE FUND

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 1999, a credit of $10,417 was made for the Fund's projected benefit obligations and payments of $714 were made to retired trustees, resulting in an accumulated liability of $56,296 as of August 31, 1999.

     The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustees in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                         29 OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 1999, amounts have been reclassified to reflect a decrease in accumulated net investment loss of $2,441,281. Accumulated net realized gain on investments was decreased by the same amount.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         30 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED AUGUST 31, 1999(1)        YEAR ENDED AUGUST 31, 1998
                                       SHARES           AMOUNT             SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                 8,926,370      $206,297,851         2,577,394       $46,616,420
 Dividends and/or distributions
 reinvested                              97,571         1,742,570           295,161         4,571,937
 Redeemed                            (1,354,467)      (29,318,863)         (902,443)      (15,861,462)
                                     ----------------------------------------------------------------
 Net increase                         7,669,474      $178,721,558         1,970,112       $35,326,895
                                     ----------------------------------------------------------------
                                     ----------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                 4,932,566      $109,637,518         1,709,642       $30,191,456
 Dividends and/or distributions
 reinvested                              60,658         1,056,668           159,530         2,428,045
 Redeemed                              (606,628)      (13,207,683)         (384,289)       (6,572,455)
                                     ----------------------------------------------------------------
 Net increase                         4,386,596       $97,486,503         1,484,883       $26,047,046
                                     ----------------------------------------------------------------
                                     ----------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                 1,445,655       $30,608,836           421,843        $7,464,131
 Dividends and/or distributions
 reinvested                              12,525           218,068            33,204           505,369
 Redeemed                              (539,269)      (10,387,801)         (184,608)       (3,148,019)
                                     ----------------------------------------------------------------
 Net increase                           918,911       $20,439,103           270,439        $4,821,481
                                     ----------------------------------------------------------------
                                     ----------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                 1,321,190       $35,899,224              --          $       --
 Redeemed                              (135,747)       (3,656,832)             --                  --
                                     ----------------------------------------------------------------
 Net increase                         1,185,443       $32,242,392              --          $       --
                                     ----------------------------------------------------------------
                                     ----------------------------------------------------------------

1. For the year ended August 31, 1999, for Class A, B and C shares and for the period from April 1, 1999 (inception of offering) to August 31, 1999, for Class Y shares.


                         31 OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of August 31, 1999, net unrealized appreciation on securities of $96,614,609 was composed of gross appreciation of $118,931,659, and gross depreciation of $22,317,050.

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended August 31, 1999 was 0.72% of average annual net assets for each class of shares.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         AGGREGATE           CLASS A            COMMISSIONS          COMMISSIONS          COMMISSIONS
                         FRONT-END         FRONT-END             ON CLASS A           ON CLASS B           ON CLASS C
                     SALES CHARGES     SALES CHARGES                 SHARES               SHARES               SHARES
                        ON CLASS A       RETAINED BY            ADVANCED BY          ADVANCED BY          ADVANCED BY
YEAR ENDED                  SHARES       DISTRIBUTOR         DISTRIBUTOR(1)       DISTRIBUTOR(1)       DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------
August 31, 1999         $1,712,169          $494,452               $140,900           $2,551,243             $171,445

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                  CLASS A                       CLASS B                     CLASS C
                      CONTINGENT DEFERRED           CONTINGENT DEFERRED          CONTINGENT DEFERRED
                            SALES CHARGES                 SALES CHARGES                SALES CHARGES
YEAR ENDED        RETAINED BY DISTRIBUTOR       RETAINED BY DISTRIBUTOR      RETAINED BY DISTRIBUTOR
----------------------------------------------------------------------------------------------------
August 31, 1999                       $--                      $154,621                       $6,105

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                         32 OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the fiscal year ended August 31, 1999, payments under the Class A Plan totaled $423,365, all of which was paid by the Distributor to recipients. That included $21,662 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended August 31, 1999, were as follows:

                                                                    DISTRIBUTOR'S      DISTRIBUTOR'S
                                                                        AGGREGATE       UNREIMBURSED
                                                                     UNREIMBURSED      EXPENSES AS %
                         TOTAL PAYMENTS        AMOUNT RETAINED           EXPENSES      OF NET ASSETS
                             UNDER PLAN         BY DISTRIBUTOR         UNDER PLAN           OF CLASS
 ---------------------------------------------------------------------------------------------------------------------------
Class B Plan                 $1,067,224               $908,902         $3,816,411               2.01%
Class C Plan                    217,070                139,265            343,005               0.88


                         33 OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

 5. FOREIGN CURRENCY CONTRACTS

 A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES

 As of August 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of August 31, 1999, was $3,420,656, which represents 0.57% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                             VALUATION
                                                                                        PER UNIT AS OF
 SECURITY                                        ACQUISITION DATE    COST PER UNIT     AUGUST 31, 1999
 -----------------------------------------------------------------------------------------------------
 STOCKS
 Bluestone Software, Inc., $2.72 Cv., Series C            5/24/99    $        2.72              $2.72
 Cobalt Networks, Inc., $3.70 Cv., Series C                5/4/99             3.70               3.70
 FX Energy, Inc.                                          5/14/99             4.00               6.71
 Silver Diner, Inc.                               1/14/98-7/10/99        1.37-5.50               0.83


                         34 OPPENHEIMER ENTERPRISE FUND

 -------------------------------------------------------------------------------
 7. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

    The Fund had no borrowings outstanding during the year ended August 31, 1999.


                         35 OPPENHEIMER ENTERPRISE FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER ENTERPRISE FUND:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Enterprise Fund as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and the period from November 7, 1995 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Enterprise Fund as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, and the period from November 7, 1995 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles.




KPMG LLP

Denver, Colorado
September 22, 1999


                         36 OPPENHEIMER ENTERPRISE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


In early 2000, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     Distributions of $0.3189, per share paid to Class A, Class B and Class C shareholders, respectively, on December 15, 1998, were designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         37 OPPENHEIMER ENTERPRISE FUND

OPPENHEIMER ENTERPRISE FUND
--------------------------------------------------------------------------------


 -------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES   Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Pauline Trigere, Trustee
                         Clayton K. Yeutter, Trustee
                         Jay W. Tracey, III, Vice President
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert G. Zack, Assistant Secretary
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
 -------------------------------------------------------------------------------
 INVESTMENT ADVISOR      OppenheimerFunds, Inc.
 -------------------------------------------------------------------------------
 DISTRIBUTOR             OppenheimerFunds Distributor, Inc.
 -------------------------------------------------------------------------------
 TRANSFER AND            OppenheimerFunds Services
 SHAREHOLDER
 SERVICING AGENT
 -------------------------------------------------------------------------------
 CUSTODIAN OF            The Bank of New York
 PORTFOLIO SECURITIES
 -------------------------------------------------------------------------------
 INDEPENDENT AUDITORS    KPMG LLP
 -------------------------------------------------------------------------------
 LEGAL COUNSEL           Mayer, Brown & Platt


                         This is a copy of a report to shareholders of Oppenheimer Enterprise Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Enterprise Fund. For material information concerning the Fund, see the Prospectus.

                         SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                         38 OPPENHEIMER ENTERPRISE FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
                                  Developing Markets Fund                 Global Fund
                                  International Small Company Fund        Quest Global Value Fund
                                  Europe Fund                             Global Growth & Income Fund
                                  International Growth Fund

--------------------------------------------------------------------------------------------------------------
 EQUITY
                                  STOCK                                   STOCK & BOND
                                  Enterprise Fund(1)                      Main Street-REGISTERED TRADEMARK-
                                                                            Growth & Income Fund
                                  Discovery Fund                          Quest Opportunity Value Fund
                                  Main Street-REGISTERED TRADEMARK-
                                    Small Cap Fund                        Total Return Fund
                                  Quest Small Cap Value Fund              Quest Balanced Value Fund
                                  MidCap Fund                             Capital Income Fund(2)
                                  Capital Appreciation Fund               Multiple Strategies Fund
                                  Growth Fund                             Disciplined Allocation Fund
                                  Disciplined Value Fund                  Convertible Securities Fund
                                  Quest Value Fund
                                                                          SPECIALTY
                                                                          Real Asset Fund
                                                                          Gold & Special Minerals Fund

--------------------------------------------------------------------------------------------------------------
 FIXED INCOME
                                  TAXABLE                                 MUNICIPAL
                                  International Bond Fund                 California Municipal Fund(3)
                                  World Bond Fund                         Florida Municipal Fund(3)
                                  High Yield Fund                         New Jersey Municipal Fund(3)
                                  Champion Income Fund                    New York Municipal Fund(3)
                                  Strategic Income Fund                   Pennsylvania Municipal Fund(3)
                                  Bond Fund                               Municipal Bond Fund
                                  U.S. Government Trust                   Insured Municipal Fund
                                  Limited-Term Government Fund            Intermediate Municipal Fund

                                                                          ROCHESTER DIVISION
                                                                          Rochester Fund Municipals
                                                                          Limited Term New York Municipal Fund

--------------------------------------------------------------------------------------------------------------
 MONEY MARKET(4)
                                  Money Market Fund                       Cash Reserves

 1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
 2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
 Fund."
 3. Available to investors only in certain states.
 4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY10048-0203.
 -C- Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                         39 OPPENHEIMER ENTERPRISE FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------
As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PHONELINK
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
--------------------------------------------------------------------------------
OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------

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RA0885.001.0899  October 29, 1999